SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
5(a)    Basis of segments
Each segment engages in business activities which generate revenues and incur expenses. Based upon the information provided to our Company’s chief operating decision maker (“CODM”) to make decisions on resource allocation and operating performance evaluation, our Company has determined that it has three reportable segments.
Our Company organizes its business segments along reporting lines and has three operating segments, consisting of the North Asia region, the Thailand region and the Rest of the World (“ROW”) region. Our Company considers the economic characteristics similarity in determining the reportable segments.
As the three operating segments exceed the quantitative thresholds, they are also reportable segments. The accounting policies for segment information, including transactions entered between segments are generally the same as those described in the summary of significant accounting policies.
Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.
5(b)    Information about reportable segments

Year ended December 31, 2022	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	77,329	171,841	184,723	433,893	—	433,893
Inter-segment	—	(5)	—	(5)	5	—
Segment operating profit/(loss)	241	2,636	7,768	10,645	(3,093)	7,552
Depreciation and amortization(including depreciation from right of use assets)	(1,247)	(3,058)	(1,448)	(5,753)	(82)	(5,835)
Interest income	68	49	2	119	1	120
Interest expense	(91)	(787)	(608)	(1,486)	(2)	(1,488)
Income tax expense	(354)	(420)	(1,979)	(2,753)	(55)	(2,808)

Other disclosures
Capital expenditure	1,486	1,780	541	3,807	1	3,808
5(b)    Information about reportable segments (continued)

Year ended December 31, 2021	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	107,032	197,779	171,848	476,659	—	476,659
Inter-segment	—	7	—	7	(7)	—
Segment operating profit/(loss)	4,523	(13,537)	6,690	(2,324)	(3,009)	(5,333)
Depreciation and amortization(including depreciation from right of use assets)	(1,074)	(2,752)	(1,566)	(5,392)	(102)	(5,494)
Impairment of property, plant and equipment	—	(7)	—	(7)	—	(7)
Interest income	43	76	3	122	1	123
Interest expense	(285)	(380)	(340)	(1,005)	(92)	(1,097)
Income tax (expense)/benefit	(2,104)	4,223	(1,539)	580	765	1,345

Other disclosures
Capital expenditure	11	5,585	2,018	7,614	937	8,551
5(b)    Information about reportable segments (continued)

Year ended December 31, 2020	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	73,199	143,647	96,718	313,564	—	313,564
Inter-segment	—	—	—	—	—	—
Segment operating profit/(loss)	3,087	11,250	(4,492)	9,845	(2,973)	6,872
Depreciation and amortization(including depreciation from right of use assets)	(796)	(2,773)	(1,715)	(5,284)	(118)	(5,402)
Impairment of property, plant and equipment	—	(4)	(198)	(202)	—	(202)
Interest income	94	192	33	319	1	320
Interest expense	(178)	(105)	(257)	(540)	(75)	(615)
Income tax (expense)/benefit	(791)	(2,344)	(714)	(3,849)	(167)	(4,016)

Other disclosures
Capital expenditure	3,763	10,674	167	14,604	—	14,604
Adjustments and eliminations
Corporate expenses, gain on disposal of investment, and share of gain (loss) of associates are not allocated to individual segments as the underlying instruments are managed on a group basis.
5(c)    Reconciliation of segment operating profit (loss)

	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Segment operating profit/(loss)	10,645	(2,324)	9,845
Corporate expenses and others	(3,093)	(3,009)	(2,973)
	7,552	(5,333)	6,872
Other operating income	1,027	587	814
Other operating expenses	(512)	(227)	(129)
Operating profit/(loss)	8,067	(4,973)	7,557
Finance costs	(1,650)	(1,251)	(744)
Finance income	120	123	320
Share of loss of associates	(1)	(1)	(1)
Exchange gain/(loss)	143	(4,425)	(579)
Other income	889	671	1,173
Other expense	(3)	(1)	(1)
Profit/(loss) before tax	7,565	(9,857)	7,725
5(d)    Segment assets and liabilities

	North Asia	Thailand	ROW	Total segments	Corporate adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2022
Total assets	54,534	168,423	133,516	356,473	14,546	371,019
Total liabilities	13,649	62,584	75,863	152,096	7,495	159,591
As of December 31, 2021
Total assets	56,629	186,405	136,145	379,179	10,249	389,428
Total liabilities	15,166	76,610	80,731	172,507	7,604	180,111
5(d)    Segment assets and liabilities (continued)
Reconciliation of assets:

	As of December 31,
	2022	2021
	US$’000	US$’000
Segment operating assets	356,473	379,179
Corporate and other assets	6,598	2,173
Investment in associates	805	835
Deferred tax assets	7,143	7,241
Total assets	371,019	389,428
Reconciliation of liabilities:

	As of December 31,
	2022	2021
	US$’000	US$’000
Segment operating liabilities	152,096	172,507
Corporate liabilities	3,298	3,499
Deferred tax liabilities	4,197	4,105
Total liabilities	159,591	180,111
5(e)    Disaggregated revenues and geographical information
(i)Revenue from external customers is summarized as the following major categories:

Year ended December 31, 2022	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	92	46,340	135,739	182,171	—	182,171
Enamel	76,002	102,122	—	178,124	—	178,124
SDI	1,209	—	44,722	45,931	—	45,931
Others*	26	23,379	4,262	27,667	—	27,667
	77,329	171,841	184,723	433,893	—	433,893
Timing of revenue recognition
At a point in time	77,287	171,613	158,510	407,410	—	407,410
Over time	42	228	26,213	26,483	—	26,483
	77,329	171,841	184,723	433,893	—	433,893
*include revenues from fabrication service contracts, and sale of other wires and cables products.
5(e)    Disaggregated revenues and geographical information (continued)
(i)Revenue from external customers is summarized as the following major categories (continued):

Year ended December 31, 2021	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	63,629	127,891	191,520	—	191,520
Enamel	107,027	105,749	—	212,776	—	212,776
SDI	—	—	39,476	39,476	—	39,476
Others*	5	28,401	4,481	32,887	—	32,887
	107,032	197,779	171,848	476,659	—	476,659
Timing of revenue recognition
At a point in time	107,032	197,544	146,991	451,567	—	451,567
Over time	—	235	24,857	25,092	—	25,092
	107,032	197,779	171,848	476,659	—	476,659
*include revenues from fabrication service contracts, and sale of other wires and cables products.

Year ended December 31, 2020	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	48,851	78,779	127,630	—	127,630
Enamel	73,179	57,971	—	131,150	—	131,150
Fabrication	—	33,101	—	33,101	—	33,101
Others*	20	3,724	17,939	21,683	—	21,683
	73,199	143,647	96,718	313,564	—	313,564
Timing of revenue recognition
At a point in time	73,199	143,463	86,050	302,712	—	302,712
Over time	—	184	10,668	10,852	—	10,852
	73,199	143,647	96,718	313,564	—	313,564
*include revenues from SDI service contracts (which amounted to US$15.6 million in 2020), fabrication service contracts, and sale of other wires and cables products.
5(e)    Disaggregated revenues and geographical information (continued)
(ii)Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended Current period end
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenues from external customers
Thailand	153,164	168,773	128,868
Singapore	118,789	95,116	44,477
Australia	60,299	67,652	45,161
China, Hong Kong, and Taiwan	82,187	118,219	77,411
India	779	1,248	2,860
Southeast Asia	18,663	25,643	14,774
Northeast Asia	12	8	13
	433,893	476,659	313,564
Countries in the Southeast Asia region include Cambodia, Vietnam, Indonesia, Brunei, Laos, Malaysia and Myanmar; countries in the Northeast Asia region include Japan and South Korea.
(iii)Major customer information
Revenue from one customer in the ROW region amounted to $66,858 in 2022 represented 15.41% of 2022 consolidated revenue. Revenue from one customer in the ROW region amounted to $56,579 in 2021 represented 11.87% of 2021 consolidated revenue. Revenue from one customer in the Thailand region amounted to $33,494 in 2020 represented 10.68% of 2020 consolidated revenue.
5(f)    Non-current assets information
The total non-current assets other than financial instruments and deferred tax assets broken down by the country of domicile are summarized as follow:

	As of December 31,
	2022	2021
	US$’000	US$’000
Non-current assets by country:
Thailand	37,653	40,423
Singapore	5,304	5,601
China, Hong Kong, and Taiwan	10,313	10,725
Australia	7,141	7,815
Other	207	71
Total non-current assets	60,618	64,635